Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Low Duration Bond Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated November 23, 2005

to the Institutional Shares

Prospectus dated September 28, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Low Duration Bond Fund

A.	The first bullet point of the sub-section entitled “Principal Investment Strategies” under the section entitled “Investment Summary” on page 35 is revised to read as follows:

Under normal circumstances, the fund invests at least 80% of its net assets (which includes borrowings for investment purposes) in investment grade debt securities.

B.	The following language is to be added to the sub-section entitled “Principal Investment Risks” under the section entitled “Investment Summary” on page 35:

Junk Bond Investment Risk Generally, below-investment grade securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

C.	The first paragraph of the sub-section entitled “Principal Investment Strategies” under the section entitled “Investment Details” on page 38 is revised to read as follows:

Under normal circumstances, the fund invests at least 80% of its net assets (which includes borrowings for investment purposes) in investment grade debt securities. The fund intends to invest in a broad range of bonds and other debt securities. The fund may also invest up to 15% of its net assets in below-investment grade debt securities (including U.S. and foreign dollar denominated bonds), also known as junk bonds. The fund seeks to minimize fluctuations in share price by maintaining a weighted average duration of three years or less.

D.	The second bullet under the sub-section entitled “Principal policies/limits” under the section entitled “Investment Details” on page 38 is revised to read as follows:

•	No more than 15% of its net assets in junk bonds (generally below BBB)

E.	The following language is to be added to the sub-section entitled “Principal Investment Risks” under the section entitled “Investment Details” on page 38:

Junk Bond Investment Risk Junk bonds have a greater risk with respect to their issuers’ ability to make payments of interest and principal. There is a greater risk that the fund, which invests in junk bonds, could suffer a loss caused by the default of an issuer of such securities. In addition, the market for junk bonds has, in the past, had more frequent and larger price changes than the markets for other securities. Junk bonds can also be more difficult to sell for good value.

Equity Income Fund

A.	Effective December 1, 2005 the disclosure under the sub-section entitled “Equity Income Fund” under the section entitled “Management of the Funds” beginning on page 84 is replaced with the following:

Daniel G. Lysik, CFA, is the portfolio manager.

•	He is a Senior Vice President and has been associated with MCA since November 2005. Prior to November 2005, he was a Partner (2002-2005) and Principal (1997-2002) at Brown Investment Advisory & Trust Company.

B.	Effective January 23, 2006, the second bullet point of the sub-section entitled “Principal Investment Strategies” under the section entitled “Investment Summary” on page 7 and the first sentence of the first paragraph of the sub-section entitled “Principal Investment Strategies” under the section entitled “Investment Details” on page 10 are revised to read as follows:

Under normal circumstances, the fund invests at least 80% of its net assets (which includes borrowings for investment purposes) in income-producing equities (common and preferred stocks, and securities convertible into common stock) of U.S. companies.

Total Return Bond Fund

Effective December 23, 2005, the paragraph under the sub-section entitled “Investment Objective” under the section entitled “Investment Summary” on page 47 is revised to read as follows:

The fund’s goal is to seek total return by combining elements of capital appreciation and as high a level of current income as is consistent with protection of capital.

Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Low Duration Bond Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

(collectively, the “Funds”)

Supplement dated November 23, 2005

to the Equity and Fixed Income Funds

Prospectus dated September 28, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Low Duration Bond Fund

A.	The first bullet point of the sub-section entitled “Principal Investment Strategies” under the section entitled “Investment Summary” on page 35 is revised to read as follows:

Under normal circumstances, the fund invests at least 80% of its net assets (which includes borrowings for investment purposes) in investment grade debt securities.

B.	The following language is to be added to the sub-section entitled “Principal Investment Risks” under the section entitled “Investment Summary” on page 35:

Junk Bond Investment Risk Generally, below-investment grade securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

C.	The first paragraph of the sub-section entitled “Principal Investment Strategies” under the section entitled “Investment Details” on page 38 is revised to read as follows:

Under normal circumstances, the fund invests at least 80% of its net assets (which includes borrowings for investment purposes) in investment grade debt securities. The fund intends to invest in a broad range of bonds and other debt securities. The fund may also invest up to 15% of its net assets in below-investment grade debt securities (including U.S. and foreign dollar denominated bonds), also known as junk bonds. The fund seeks to minimize fluctuations in share price by maintaining a weighted average duration of three years or less.

D.	The second bullet under the sub-section entitled “Principal policies/limits” under the section entitled “Investment Details” on page 38 is revised to read as follows:

•	No more than 15% of its net assets in junk bonds (generally below BBB)

E.	The following language is to be added to the sub-section entitled “Principal Investment Risks” under the section entitled “Investment Details” on page 38:

Junk Bond Investment Risk Junk bonds have a greater risk with respect to their issuers’ ability to make payments of interest and principal. There is a greater risk that the fund, which invests in junk bonds, could suffer a loss caused by the default of an issuer of such securities. In addition, the market for junk bonds has, in the past, had more frequent and larger price changes than the markets for other securities. Junk bonds can also be more difficult to sell for good value.

Equity Income Fund

A.	Effective December 1, 2005 the disclosure under the sub-section entitled “Equity Income Fund” under the section entitled “Management of the Funds” beginning on page 70 is replaced with the following:

Daniel G. Lysik, CFA, is the portfolio manager.

•	He is a Senior Vice President and has been associated with MCA since November 2005. Prior to November 2005, he was a Partner (2002-2005) and Principal (1997-2002) at Brown Investment Advisory & Trust Company.

B.	Effective January 23, 2006, the second bullet point of the sub-section entitled “Principal Investment Strategies” under the section entitled “Investment Summary” on page 7 and the first sentence of the first paragraph of the sub-section entitled “Principal Investment Strategies” under the section entitled “Investment Details” on page 10 are revised to read as follows:

Under normal circumstances, the fund invests at least 80% of its net assets (which includes borrowings for investment purposes) in income-producing equities (common and preferred stocks, and securities convertible into common stock) of U.S. companies.

Total Return Bond Fund

Effective December 23, 2005, the paragraph under the sub-section entitled “Investment Objective” under the section entitled “Investment Summary” on page 47 is revised to read as follows:

The fund’s goal is to seek total return by combining elements of capital appreciation and as high a level of current income as is consistent with protection of capital.

Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Low Duration Bond Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated November 23, 2005

to the Mercantile Funds, Inc.

Statement of Additional Information (“SAI”) dated September 28, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI. IT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

A.	The third sentence of the fifth paragraph of the sub-section entitled “Government Obligations and Money Market Instruments” under the section entitled “Investment Policies and Risks” on page 9 is revised to read as follows:

Corporate bonds purchased by the Funds, except the Limited Maturity Bond Fund, Low Duration Bond Fund and Total Return Bond Fund, with remaining maturities of thirteen months or less will be rated at the time of purchase within the highest rating category (two highest rating categories with respect to the Prime Money Market Fund and four highest rating categories with respect to the Capital Opportunities Fund) assigned by a Rating Agency.

B.	The first sentence of the second paragraph of the sub-section entitled “Below-Investment Grade Debt Securities (“Junk Bonds”)” under the section entitled “Investment Policies and Risks” on page 20 is revised to read as follows:

The International Equity, Limited Maturity Bond, Low Duration Bond and Total Return Bond Funds may invest in below-investment grade debt securities.

C.	The following paragraph is to be added to the sub-section entitled “Registered Public Accounting Firm” under the section entitled “Advisory and Other Services” on page 63:

As of August 19, 2005, Deloitte & Touche LLP, 111 South Wacker Drive, Chicago, Illinois, 60606 serves as the registered public accounting firm for the Company.

D.	The following disclosure is to be added to the sub-section entitled “Portfolio Managers” under the section entitled “Advisory and Other Services” on page 48:

Other Accounts Managed by Portfolio Managers. In addition to managing the Funds, each portfolio manager may have responsibility for managing other client accounts of the respective investment adviser or the investment adviser’s affiliates. For the Growth & Income Fund and Equity Growth Fund, the following table shows, the number and total asset size, rounded to the nearest million or billion, all of the other investment companies, other pooled investment vehicles and other accounts managed by each portfolio manager as of October 31, 2005.

Growth & Income Fund	Number of Accounts	Number of Accounts Subject to a Performance Fee
Mr. Kevin A. McCreadie
Other Investment Companies	1 ($34 million)	None
Other Pooled Investment Vehicles	None	N/A
Other Accounts	2 ($17.0 million)	None
Mr. Benjamin E. Ram
Other Investment Companies	None	N/A
Other Pooled Investment Vehicles	None	N/A
Other Accounts	None	N/A

Equity Growth Fund	Number of Accounts	Number of Accounts Subject to a Performance Fee
Mr. Kevin A. McCreadie
Other Investment Companies	1 ($462 million)	None
Other Pooled Investment Vehicles	None	N/A
Other Accounts	2 ($17.0 million)	None
Mr. Kevin C. Laake
Other Investment Companies	None	N/A
Other Pooled Investment Vehicles	None	N/A
Other Accounts	None	N/A

Effective December 1, 2005, Daniel G. Lysik will become the portfolio manager of the Equity Income Fund.

E.	The following disclosure is to be added to the sub-section entitled “Ownership of Fund Securities by the Portfolio Managers” under the section entitled “Advisory and Other Services” on page 60:

Portfolio Manager	Fund	Dollar Range of Shares Beneficially Owned as of October 31, 2005
Mr. Benjamin E. Ram	Growth & Income	None